Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Opportunities Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 693
Expense Example, No Redemption, 3 Years	942
Expense Example, No Redemption, 5 Years	1,211
Expense Example, No Redemption, 10 Years	1,976
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	216
Expense Example, No Redemption, 3 Years	695
Expense Example, No Redemption, 5 Years	1,201
Expense Example, No Redemption, 10 Years	2,089
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	1,073
Expense Example, No Redemption, 10 Years	2,318
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	244
Expense Example, No Redemption, 5 Years	424
Expense Example, No Redemption, 10 Years	946
Class N
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	500
Expense Example, No Redemption, 5 Years	862
Expense Example, No Redemption, 10 Years	1,882
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	298
Expense Example, No Redemption, 5 Years	517
Expense Example, No Redemption, 10 Years	$ 1,148